The total compensation of Executive Officers and Board Members of Petrobras is set out as follows: (Details)	6 Months Ended
	Jun. 30, 2021 USD ($) Number	Jun. 30, 2020 USD ($) Number
IfrsStatementLineItems [Line Items]
Wages and short-term benefits	$ 130,000	$ 130,000
Social security and other employee-related taxes	30,000	40,000
Post-employment benefits (pension plan)	10,000
Benefits due to termination of tenure	20,000
Total compensation recognized in the statement of income	190,000	170,000
Key management personnel compensation	$ 390,000	$ 170,000
Average number of employees | Number	19.33	18.17
Average number of paid employees | Number	14.00	13.00
Officers [member]
IfrsStatementLineItems [Line Items]
Wages and short-term benefits	$ 130,000	$ 130,000
Social security and other employee-related taxes	30,000	40,000
Post-employment benefits (pension plan)	10,000
Benefits due to termination of tenure	20,000
Total compensation recognized in the statement of income	190,000	170,000
Key management personnel compensation	$ 390,000	$ 170,000
Average number of employees | Number	9.00	9.00
Average number of paid employees | Number	9.00	9.00
Board members [member]
IfrsStatementLineItems [Line Items]
Wages and short-term benefits
Social security and other employee-related taxes
Post-employment benefits (pension plan)
Benefits due to termination of tenure
Total compensation recognized in the statement of income
Key management personnel compensation
Average number of employees | Number	10.33	9.17
Average number of paid employees | Number	5.00	4.00